SCHEDULE OF OTHER INFORMATION RELATED LEASES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2019
Lease
Operating cash flows from operating leases	$ 186,473	$ 203,673	$ 710,865	$ 473,508
Weighted average operating lease term	1 year 4 months 9 days	2 years 1 month 9 days	1 year 5 months 12 days	2 years 3 months 25 days
Weighted average operating lease discount rate	4.75%	4.75%	4.75%	4.75%	4.75%